T. ROWE PRICE Health Sciences Fund
March 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.2%
BIOTECHNOLOGY 22.8%
International-Biotechnology 0.0%
Ideaya Biosciences (1) 312,628 3,498
3,498
Major Biotechnology 6.3%
Alkermes (1) 74,735 1,966
Amgen  565,761 136,812
Biogen (1) 324,716 68,385
BioNTech, ADR (1) 1,158,580 197,607
Celldex Therapeutics (1) 814,300 27,735
Exact Sciences (1) 1,330,601 93,036
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,310
Exact Sciences Expense Fund, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,795 4
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,155
Neurocrine Biosciences (1) 347,220 32,552
Royalty Pharma, Class A  1,554,101 60,548
Seagen (1) 986,358 142,085
Vertex Pharmaceuticals (1) 1,314,925 343,156
1,107,351
Other Biotechnology 16.5%
Aadi Bioscience (1) 319,355 5,419
ACADIA Pharmaceuticals (1) 1,065,377 25,803
Acerta Future Payments, EC, Acquisition Date: 6/30/21,
Cost $16,465 (1)(2)(3) 16,465,269 14,440
Adaptive Biotechnologies (1) 817,763 11,351
ADC Therapeutics (1) 1,043,767 15,333
Agios Pharmaceuticals (1) 447,242 13,019
Alector (1) 499,684 7,120
Allogene Therapeutics (1) 1,357,033 12,363
Alnylam Pharmaceuticals (1) 1,339,700 218,760
Annexon (1) 402,661 1,099
Apellis Pharmaceuticals (1) 1,283,704 65,225
Arvinas (1) 554,468 37,316
Ascendis Pharma, ADR (1) 828,524 97,236
Atea Pharmaceuticals (1) 257,467 1,859
Avidity Biosciences (1) 1,158,274 21,393
BeiGene, ADR (1) 213,878 40,337
Blueprint Medicines (1) 756,013 48,294
C4 Therapeutics (1) 1,178,618 28,593

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Centessa Pharmaceuticals, Acquisition Date: 1/29/21,
Cost $7,143 (1)(3) 649,336 5,825
Cerevel Therapeutics Holdings (1) 1,773,576 62,093
CRISPR Therapeutics (1) 253,694 15,924
CureVac (1) 335,860 6,586
Day One Biopharmaceuticals (1) 460,349 4,567
Denali Therapeutics (1) 1,466,731 47,185
Design Therapeutics (1) 424,058 6,849
DICE Therapeutics (1) 631,159 12,074
Enanta Pharmaceuticals (1) 145,096 10,328
EQRx (1) 1,076,542 4,446
EQRx, Warrants, 4/29/21 (1) 244,145 198
Evotec (EUR) (1) 539,861 16,246
Exelixis (1) 3,712,558 84,164
Fate Therapeutics (1) 1,091,915 42,334
Flame Biosciences, Acquisition Date: 9/28/20, Cost $5,500 (1)(2)
(3) 839,721 5,500
Generation Bio (1) 1,740,673 12,777
Genmab (DKK) (1) 249,424 90,080
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(3) 212,706 435
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(3) 212,706 406
Ginkgo Bioworks, Acquisition Date: 9/17/21, Cost $— (1)(3) 212,706 381
Global Blood Therapeutics (1) 155,643 5,391
Gyroscope Therapeutics, Milestone Payment 1, Acquisition Date:
2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 1,973
Gyroscope Therapeutics, Milestone Payment 2, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 548
Gyroscope Therapeutics, Milestone Payment 3, Acquisition Date:
2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 457
Helix Acquisition, Class A (1) 457,037 5,073
Helix Acquisition SPAC/MoonLake Immunotherapeutics PIPE (1)
(4) 441,652 4,412
IGM Biosciences (1) 366,967 9,809
Imago Biosciences (1) 663,901 12,793
Immuneering, Class A (1)(5) 1,467,370 9,494
Immunocore Holdings, ADR (1) 258,693 7,735
Incyte (1) 1,719,728 136,581
Insmed (1) 2,431,651 57,144
Intellia Therapeutics (1) 397,381 28,878
Ionis Pharmaceuticals (1) 1,390,603 51,508
Iovance Biotherapeutics (1) 1,598,687 26,618
IVERIC bio (1) 2,246,970 37,816
Karuna Therapeutics (1) 414,181 52,514
Kodiak Sciences (1) 528,335 4,079
Kronos Bio (1) 121,628 879
Kymera Therapeutics (1) 774,832 32,791

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
LianBio, Acquisition Date: 10/28/20, Cost $11,481 (1)(3) 1,184,928 4,176
Longboard Pharmaceuticals (1) 512,700 2,661
Lonza Group (CHF)  75,544 54,739
MeiraGTx Holdings (1) 362,908 5,026
Mirati Therapeutics (1) 513,877 42,251
Moderna (1) 1,187,205 204,508
Monte Rosa Therapeutics (1) 1,388,306 19,464
Morphic Holding (1) 222,705 8,942
Novocure (1) 1,148,049 95,116
Nurix Therapeutics (1) 517,233 7,246
Pardes Biosciences (1) 739,734 5,341
Prelude Therapeutics (1) 217,937 1,504
Progenic Pharmaceuticals, CVR (1)(2) 842,223 712
Protagonist Therapeutics (1) 197,908 4,686
Prothena (1) 775,906 28,375
PTC Therapeutics (1) 304,998 11,379
RAPT Therapeutics (1) 770,812 16,950
Regeneron Pharmaceuticals (1) 456,585 318,888
REGENXBIO (1) 169,951 5,641
Relay Therapeutics (1) 1,058,300 31,675
Repligen (1) 187,647 35,295
Replimune Group (1) 1,114,829 18,930
REVOLUTION Medicines (1) 977,073 24,925
Rocket Pharmaceuticals (1) 329,970 5,233
Sage Therapeutics (1) 710,381 23,514
Sana Biotechnology (1) 756,004 6,245
Sarepta Therapeutics (1) 455,980 35,621
Scholar Rock Holding (1) 1,046,042 13,483
SpringWorks Therapeutics (1) 238,235 13,446
Stoke Therapeutics (1) 307,932 6,482
Tenaya Therapeutics (1) 721,989 8,505
Theseus Pharmaceuticals (1) 765,215 8,823
Theseus Pharmaceuticals, Acquisition Date: 2/9/21,
Cost $4,456 (1)(3) 389,154 4,263
Turning Point Therapeutics (1) 372,699 10,007
Ultragenyx Pharmaceutical (1) 1,712,356 124,351
uniQure (1) 216,509 3,912
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 2,328,482 1,212
Vividion Therapeutics, Milestone Payment, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 1,090
Vividion Therapeutics, Milestone Payment 3, Acquisition Date:
8/25/21, Cost $— (1)(2)(3) 1,746,361 757
Xencor (1) 850,667 22,696
Zai Lab, ADR (1) 439,067 19,310

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Zentalis Pharmaceuticals (1) 952,083 43,929
2,881,160
Total Biotechnology 3,992,009
LIFE SCIENCES 14.6%
Life Sciences 14.6%
Abcam (GBP) (1) 1,164,753 21,053
Agilent Technologies  2,261,637 299,282
Bio-Techne  107,071 46,366
Bruker  1,974,975 126,991
Danaher  2,377,406 697,365
Dynamics Special Purpose, Acquisition Date: 12/20/21,
Cost $— (1)(3) 115,996 1,031
Dynamics Special Purpose, Acquisition Date: 5/26/21,
Cost $10,440 (1)(3) 1,043,977 9,794
Dynamics Special Purpose SPAC/Senti Biosciences PIPE, Class
A (1)(4) 528,935 4,701
Ginkgo Bioworks Holdings (1) 6,229,607 25,105
Maravai LifeSciences Holdings, Class A (1) 892,769 31,488
MaxCyte (GBP) (1) 577,426 4,064
Mettler-Toledo International (1) 43,852 60,217
Olink Holding, ADR (1) 2,081,655 36,762
Ortho Clinical Diagnostics Holdings (1) 3,481,395 64,963
Pacific Biosciences of California (1) 2,846,538 25,903
Quanterix (1) 464,554 13,560
Quantum-Si (1) 784,208 3,670
Quidel (1) 406,104 45,670
Rapid Micro Biosystems, Class A (1) 702,081 4,767
Schrodinger (1) 201,601 6,879
Seer (1) 1,874,249 28,564
SomaLogic (1) 4,718,598 37,843
SomaLogic, Warrants, 8/31/26 (1) 110,601 226
SomaLogic, Earn Out Shares $20, Acquisition Date: 9/2/21,
Cost $— (1)(3) 3,873,442 210
Thermo Fisher Scientific  1,511,371 892,691
Twist Bioscience (1) 424,757 20,974
Waters (1) 160,091 49,691
Total Life Sciences 2,559,830
MISCELLANEOUS 0.2%
Miscellaneous 0.2%
BCLS Acquisition, Class A (1) 627,378 6,192
Health Sciences Acquisitions Corp 2 (1) 675,174 6,691
Revolution Healthcare Acquisition (1) 1,717,492 16,986
Total Miscellaneous 29,869

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
PHARMACEUTICALS 11.1%
Major Pharmaceuticals 11.1%
AbbVie  2,315,971 375,442
AstraZeneca, ADR  7,786,888 516,582
Daiichi Sankyo (JPY)  3,235,600 70,656
Eli Lilly  1,981,029 567,307
Merck  2,597,437 213,120
Roche Holding (CHF)  503,123 199,067
Total Pharmaceuticals 1,942,174
PRODUCTS & DEVICES 19.7%
Capital Equipment 0.5%
PROCEPT BioRobotics (1) 1,013,027 35,446
STERIS  233,127 56,363
91,809
Implants 9.6%
AtriCure (1) 215,280 14,137
Becton Dickinson & Company  1,290,312 343,223
Intuitive Surgical (1) 2,049,500 618,293
iRhythm Technologies (1) 435,104 68,516
Stryker  1,617,045 432,317
Teleflex  390,978 138,731
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 10,032
Zimmer Biomet Holdings  465,519 59,540
1,684,789
Other Products & Devices 9.6%
10X Genomics, Class A (1) 556,367 42,323
Alcon (CHF)  787,993 62,430
Argenx, ADR (1) 891,004 280,942
Avantor (1) 4,401,573 148,861
Burning Rock Biotech, ADR (1) 224,215 2,083
Catalent (1) 933,726 103,550
Cooper  217,212 90,706
Dexcom (1) 264,986 135,567
Hologic (1) 3,170,988 243,595
Inari Medical (1) 245,863 22,285
Insulet (1) 386,664 103,003
Lantheus Holdings (1) 1,050,742 58,117
Nevro (1) 216,529 15,662
Outset Medical (1) 528,943 24,014
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)(2)
(3) 8,397,988 6,886
Penumbra (1) 500,284 111,128

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Saluda Medical, Acquisition Date: 1/20/22, Cost $— (1)(2)(3) 207,185 —
Shockwave Medical (1) 728,487 151,059
Warby Parker, Class A (1) 2,385,515 80,654
1,682,865
Total Products & Devices 3,459,463
SERVICES 22.5%
Distribution 0.1%
Option Care Health (1) 827,589 23,636
23,636
Information 0.1%
Sema4 Holdings (1) 1,384,862 4,251
Sema4 Holdings, Warrants, 9/24/27 (1) 253,101 175
Sophia Genetics (1) 1,038,265 8,026
12,452
Information 1.7%
Doximity, Class A (1) 2,362,082 123,041
Veeva Systems, Class A (1) 781,026 165,937
288,978
Other Services 2.6%
Agiliti (1) 750,914 15,844
Certara (1) 872,628 18,744
Elanco Animal Health (1) 843,817 22,015
Guardant Health (1) 732,006 48,488
Phreesia (1) 1,082,524 28,536
West Pharmaceutical Services  712,494 292,629
Wuxi Biologics Cayman (HKD) (1) 3,177,500 25,231
451,487
Payors 16.6%
Alignment Healthcare (1) 846,741 9,509
Anthem  835,764 410,544
Centene (1) 4,250,575 357,856
Cigna  804,140 192,680
Humana  793,385 345,257
Molina Healthcare (1) 675,665 225,395
UnitedHealth Group  2,686,006 1,369,783
2,911,024
Providers 1.4%
agilon health (1) 431,138 10,929
HCA Healthcare  750,037 187,974
Oak Street Health (1) 404,307 10,868

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Surgery Partners (1) 735,368 40,482
250,253
Total Services 3,937,830
Total Miscellaneous Common Stocks  4.3% (1)(6) 750,520
Total Common Stocks (Cost $8,432,195) 16,671,695
CONVERTIBLE PREFERRED STOCKS 4.3%
BIOTECHNOLOGY 1.3%
Other Biotechnology 1.3%
Affinivax, Series C, Acquisition Date: 1/6/21, Cost $13,396 (1)(2)
(3) 424,076 13,396
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 8,828
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3)(5) 5,207,526 11,040
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21,
Cost $4,465 (1)(2)(3) 2,152,801 4,465
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,021 (1)(2)(3) 1,018,820 18,021
EndeavorBio, Series B, Acquisition Date: 1/21/22, Cost $8,808 (1)
(2)(3) 1,867,734 8,808
FOG Pharma, Series C, Acquisition Date: 1/11/21-8/2/21,
Cost $6,251 (1)(2)(3) 431,391 6,251
Generate Bio, Series B, Acquisition Date: 9/2/21, Cost $22,096 (1)
(2)(3) 1,864,632 22,096
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)(3) 883,580 16,161
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)(3) 588,382 10,762
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)(2)
(3) 1,169,887 32,757
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
Prime Medicine, Series B, Acquisition Date: 4/19/21,
Cost $7,119 (1)(2)(3) 1,625,121 7,119
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 9,004
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 11,024
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Treeline, Series A, Acquisition Date: 4/9/21, Cost $7,220 (1)(2)(3) 922,369 7,220
Total Biotechnology 221,656
CONSUMER NONDURABLES 0.5%
Healthcare Services 0.5%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $12,364 (1)(2)(3) 853,213 12,364
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,181 (1)(2)(3) 296,922 29,683
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3) 438,696 43,856
Color Health, Series E, Acquisition Date: 10/26/21, Cost $4,414 (1)
(2)(3) 44,149 4,414
Total Consumer Nondurables 90,317
LIFE SCIENCES 1.1%
Life Sciences 1.1%
Cellanome, Series A, Acquisition Date: 12/30/21, Cost $11,023 (1)
(2)(3)(5) 1,993,387 11,023
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 2,202
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 2,605,184 2,202
Clear Labs, Series C, Acquisition Date: 5/13/21, Cost $13,294 (1)
(2)(3) 3,830,773 13,294
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 20,909
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 17,704
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)(2)
(3) 1,452,941 12,829
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 9,480
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 73,169
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,957 (1)(2)(3) 426,855 25,923
Total Life Sciences 188,735
PRODUCTS & DEVICES 0.2%
Capital Equipment 0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 5,945
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 2,663

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 4,403
13,011
Implants 0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18, Cost $8,574 (1)
(2)(3)(5) 8,849,057 8,989
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(5) 12,320,393 12,516
21,505
Other Products & Devices 0.0%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,809 (1)(2)(3) 690,617 8,809
8,809
Total Products & Devices 43,325
SERVICES 1.2%
Other Services 1.1%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 30,445
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 18,471
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,103 (1)(2)(3) 1,558,570 11,755
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 7,001
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 3,971
PrognomIQ, Series A-4, Acquisition Date: 11/15/19,
Cost $1,356 (1)(2)(3)(5) 593,540 1,816
PrognomIQ, Series A-5, Acquisition Date: 5/12/20, Cost $1,174 (1)
(2)(3)(5) 513,797 1,572
PrognomIQ, Series B, Acquisition Date: 9/11/20, Cost $8,533 (1)
(2)(3)(5) 3,734,140 11,427
PrognomIQ, Series C, Acquisition Date: 2/16/22, Cost $3,498 (1)
(2)(3)(5) 1,143,244 3,498
Tempus Labs, Series D, Acquisition Date: 3/16/18, Cost $8,876 (1)
(2)(3) 946,886 53,414
Tempus Labs, Series E, Acquisition Date: 8/23/18,
Cost $10,607 (1)(2)(3) 633,505 36,642
Tempus Labs, Series F, Acquisition Date: 4/30/19, Cost $4,279 (1)
(2)(3) 172,826 10,124
Tempus Labs, Series G, Acquisition Date: 2/6/20, Cost $4,284 (1)
(2)(3) 111,715 6,620

T. ROWE PRICE Health Sciences Fund

Shares $ Value
(Cost and value in $000s)
‡
Tempus Labs, Series G-2, Acquisition Date: 11/19/20,
Cost $6,720 (1)(2)(3) 117,271 6,942
203,698
Providers 0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 9,898
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 6,626
16,524
Total Services 220,222
Total Convertible Preferred Stocks (Cost $523,469) 764,255
PREFERRED STOCKS 0.5%
LIFE SCIENCES 0.5%
Life Sciences 0.5%
Sartorius (EUR)  190,679 84,155
Total Life Sciences 84,155
Total Preferred Stocks (Cost $29,691) 84,155
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.29% (5)(7) 20,169,087 20,169
Total Short-Term Investments (Cost $20,169) 20,169
Total Investments in Securities 100.1%
(Cost $9,005,524) $ 17,540,274
Other Assets Less Liabilities (0.1)% (23,669)
Net Assets 100.0% $ 17,516,605
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $837,140 and represents 4.8% of net assets.

T. ROWE PRICE Health Sciences Fund

.
.
.
.
.
.
.
.
.
.
(4) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2022, was $9,706 and was valued at $9,113 (0.1% of net assets).
(5) Affiliated Companies
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Seven-day yield
ADR American Depositary Receipts
CHF Swiss Franc
CVR Contingent Value Rights
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Cellanome, Series A  $ — $ — $ —
Chroma Medicine, Series A  — — —
Immuneering, Class A  (71) (4,750) —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Series A-4  — 459 —
PrognomIQ, Series A-5  — 398 —
PrognomIQ, Series B  — 2,894 —
PrognomIQ, Series C  — — —
SomaLogic  (964) 11,615 —
SomaLogic, Warrants, 8/31/26  — (146) —
SomaLogic, Earn Out Shares $20  — (172) —
T. Rowe Price Government Reserve Fund, 0.29% — — 10
Affiliates not held at period end — (27,165) —
Totals $ (1,035) # $ (16,867) $ 10 +

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
Cellanome, Series A  $ 11,023 $ — $ — $ 11,023
Chroma Medicine, Series A  11,040 — — 11,040
Immuneering, Class A  * 7,904 153 9,494
Kardium, Series D-5  8,989 — — 8,989
Kardium, Series D-6  12,516 — — 12,516
PrognomIQ, Series A-4  1,357 — — 1,816
PrognomIQ, Series A-5  1,174 — — 1,572
PrognomIQ, Series B  8,533 — — 11,427
PrognomIQ, Series C  — 3,498 — 3,498
SomaLogic  14,966 15,667 4,405 *
SomaLogic, Warrants, 8/31/26  372 — — *
SomaLogic, Class B  42,833 — 15,668 —
SomaLogic, Earn Out Shares
$20  382 — — *
T. Rowe Price Government
Reserve Fund, 0.29% 12,084 ¤ ¤ 20,169
Total $ 91,544 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $10 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $91,657.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Health Sciences Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Health Sciences Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,032,989 $ 591,630 $ 47,076 $ 16,671,695
Convertible Preferred Stocks — — 764,255 764,255
Preferred Stocks — 84,155 — 84,155
Short-Term Investments 20,169 — — 20,169
Total $ 16,053,158 $ 675,785 $ 811,331 $ 17,540,274

T. ROWE PRICE Health Sciences Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
March 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at March 31, 2022, totaled $14,944,000 for the period ended
March 31, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
3/31/22
Investment in Securities
Common Stocks $ 58,155 $ (15,431) $ 13,260 $ (8,908) $ 47,076
Convertible Preferred Stocks 706,485 45,401 43,121 (30,752) 764,255
Total $ 764,640 $ 29,970 $ 56,381 $ (39,660) $ 811,331
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 47,076 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
Uncertainty
10%
–88%
59% Decrease
Market
comparable
Enterprise
Value to Sales
Multiple
3.6x
– 13.8x
9.1x Increase
Sales Growth
Rate
42% 42% Increase
Enterprise
Value to Gross
Profit Multiple
7.1x 7.1x Increase

T. ROWE PRICE Health Sciences Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for Lack of
Marketability
10% 10% Decrease
Expected
present value
Discount rate
for Cost of
Equity
11%
– 12%
12% Decrease
Discount for
Regulatory
Uncertainty
30%
– 100%
30% Decrease
Convertible
Preferred
Stocks
$ 764,255 Recent
comparable
transaction
price(s)
—# —# —# —#
Enterprise
Value to Sales
Multiple
8.1x
– 13.4x
13.1x Increase
Sales Growth
Rate
36% 36% Increase
Enterprise
Value to Gross
Profit Multiple
11.8x
– 15.0x
13.4x Increase
Gross Profit
Growth Rate
42% 42% Increase
Discount
for Lack of
Marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F114-054Q1 03/22